Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights

Note 6  ❑  Mortgage Servicing Rights

FHN recognizes all classes of mortgage servicing rights ("MSR") at fair value. Classes of MSR are established based on market inputs used to determine the fair value of the servicing asset and FHN's risk management practices. See Note 22 – Fair Value of Assets & Liabilities, the "Determination of Fair Value" section for a discussion of FHN's MSR valuation methodology and Note 25 – Derivatives and Off-Balance Sheet Arrangements for a discussion of how FHN hedges the fair value of MSR. The balance of MSR included on the Consolidated Statements of Condition represents the rights to service approximately $23.5 billion and $28.8 billion of mortgage loans on December 31, 2011 and 2010, respectively, for which a servicing right has been capitalized.

In first quarter 2010, FHN adopted the amendments to ASC 810 which resulted in the consolidation of loans FHN previously sold through proprietary securitizations but retained MSR and significant subordinated interests subsequent to the transfer. In conjunction with the consolidation of these loans, FHN derecognized the associated servicing assets which are reflected in the rollforward below. Following is a summary of changes in capitalized MSR as of December 31, 2011 and 2010:

(Dollars in thousands)	First Liens	Second Liens	HELOC	Total

Fair value on January 1, 2010	296,115	1,174	5,322	302,611
Adjustment due to adoption of amendments to ASC 810	(197)	(928)	(1,168)	(2,293)
Reductions due to loan payments	(34,943)	(41)	(1,201)	(36,185)
Reductions due to sale	(24,558)	-	-	(24,558)
Reductions due to exercise of cleanup calls	(1,110)	-	-	(1,110)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(31,296)	-	-	(31,296)
Other changes in fair value	(199)	57	292	150

Fair value on December 31, 2010	$203,812	$262	$3,245	$207,319

Reductions due to loan payments	(21,539)	(41)	(215)	(21,795)
Reductions due to exercise of cleanup calls	(195)	-	-	(195)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(41,370)	-	-	(41,370)
Other changes in fair value	16	10	84	110

Fair value on December 31, 2011	$140,724	$231	$3,114	$144,069

Servicing, late, and other ancillary fees recognized within mortgage banking income were $70.2 million, $92.1 million, and $120.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Servicing, late, and other ancillary fees recognized within other income and commissions were $2.4 million, $3.8 million, and $12.4 million for the years ended December 31, 2011, 2010, and 2009, respectively.

The total value of MSR declined $63.3 million during 2011 compared to a decline of $95.3 million in 2010. Mortgage rates remained low during 2011 and 2010 resulting in continued elevated prepayment speed assumptions and corresponding decreases in MSR value of $41.3 million and $31.1 million, respectively. In 2010, FHN sold the rights to service $5.4 billion of loans, which resulted in a $24.6 million reduction in MSR attributable to loan sales. In the second quarter of 2011 and fourth quarter 2010, FHN exercised cleanup calls related to proprietary securitization trusts that had previously been securitized with servicing retained. Upon exercise, the associated mortgage loans were repurchased and are now included on the Consolidated Statements of Condition. Accordingly, FHN derecognized the remaining MSR associated with these loans. The remaining declines in MSR are attributable to natural run-off.

FHN services a portfolio of mortgage loans related to transfers by other parties utilizing securitization trusts. The servicing assets represent FHN's sole interest in these transactions. The total MSR recognized by FHN related to these transactions was $2.6 million and $4.2 million at December 31, 2011 and 2010, respectively. The aggregate principal balance serviced by FHN for these transactions was $.4 billion and $.7 billion at December 31, 2011 and 2010, respectively. FHN has no obligation to provide financial support and has not provided any form of support to the related trusts. The MSR recognized by FHN has been included in the first lien mortgage loans column within the rollforward of MSR.

In prior periods, FHN transferred MSR to third parties in transactions that did not qualify for sales treatment due to certain recourse provisions that were included within the sale agreements. For the years ended December 31, 2011 and 2010, FHN had $14.8 million and $27.3 million, respectively, of MSR related to these transactions. These MSR are included within the first liens mortgage loans column within the rollforward of MSR. The proceeds from these transfers have been recognized within Other short-term borrowings in the Consolidated Statements of Condition.